Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2015
Land use rights, net
Schedule of land use rights, net
	As of December 31,
	2014	2015
	RMB	RMB
Land use rights	1,108,125	1,999,424
Less: Accumulated amortization	(40,872)	(71,232)

Net book value	1,067,253	1,928,192

Schedule of amortization expenses related to the land use rights for future periods

As of December 31, 2015, amortization expenses related to the land use rights for future periods are estimated to be as follows:

	For the year ended December 31,
	2016	2017	2018	2019	2020	2021 and thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	40,802	40,802	40,802	40,802	40,802	1,724,182